Troubled Debt Restructures - Schedule of Successes and Failures of Types of Debt Restructuring (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Contract Loan	Dec. 31, 2015 USD ($) Contract Loan	Dec. 31, 2014 USD ($) Contract Loan
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	4	10	10
Recorded Investments	$ 4,800	$ 4,500
Paid In Full [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	6		1
Recorded Investments	$ 844		$ 112
Paying as Restructured [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	4	10	9
Recorded Investments	$ 482	$ 684	$ 1,214
Foreclosure/ Default [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	4
Recorded Investments	$ 419
Extended Maturity [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract			1
Extended Maturity [Member] | Paying as Restructured [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan			1
Recorded Investments			$ 32
Other Loans [Member] | Paid In Full [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	6		1
Recorded Investments	$ 844		$ 112
Other Loans [Member] | Paying as Restructured [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	4	10	8
Recorded Investments	$ 482	$ 684	$ 1,182
Other Loans [Member] | Foreclosure/ Default [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	4
Recorded Investments	$ 419